INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	$ (220)	$ (29)	[1]	$ 92
Kar-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 228	$ 252
Profit/(loss) attributable to material NCIs	$ 19	$ 8
Sky Mobile
Investments in subsidiaries
Equity interest held by NCIs	49.80%	49.80%
Book values of material NCIs	$ 133	$ 167
Profit/(loss) attributable to material NCIs	$ (32)	$ 3
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by NCIs	42.30%	42.30%
Book values of material NCIs	$ (1,190)	$ (793)
Profit/(loss) attributable to material NCIs	$ (217)	$ (40)
Omnium Telecom Algérie S.p.A.
Investments in subsidiaries
Equity interest held by NCIs	73.70%	73.70%
Book values of material NCIs	$ 1,091	$ 1,235
Profit/(loss) attributable to material NCIs	$ 1	$ 100
Algeria | Omnium Telecom Algérie S.p.A.
Investments in subsidiaries
Equity interest held by NCIs	54.40%
Egypt | Omnium Telecom Algérie S.p.A.
Investments in subsidiaries
Equity interest held by NCIs	42.30%

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).